FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 15. FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		March 31,	December 31,
Description	Level	2024	2023
Assets:
Marketable securities held in Trust Account	1	$—	$54,799,478

Liabilities:
Warrant liability – Private Warrants	3	$615,312	$307,656
Non-redemption agreement liability	3	$—	$1,441,653
Convertible notes derivative	3	$12,369,480	$—
Earnout liability	3	$11,183,000	$—

The Private Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the condensed consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liability in the condensed consolidated statements of operations.

The Private Placement Warrants were, initially and as of the end of each subsequent reporting period, valued using a lattice model, specifically a Black-Scholes model, which is considered to be a Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the Company’s common stock. The expected volatility of the Company’s common stock was determined based on the implied volatility of the publicly traded Public Warrants.

The key inputs into the Black-Scholes model for the Private Warrants were as follows:

	March 31,	December 31,
Input	2024	2023
Market price of public shares	$1.60	$6.20
Risk-free rate	4.14%	3.77%
Dividend yield	0.00%	0.00%
Volatility	51.1%	12.0%
Probability of a business combination	100%	100%
Exercise price	$11.50	$11.50
Effective expiration date	2/09/29	02/09/28

The non-redemption agreement liability was measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of non-redemption agreement liability in the condensed consolidated statements of operations.

The non-redemption agreement liability is comprised of 235,180 shares of non-redeemable common stock and 235,180 Private Placement Warrants. The non-redeemable common stock was valued using a Monte Carlo model, which is considered to be a Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the non-redeemable common stock is equity volatility, probability of acquisition, the discount for marketability and discount for expected forfeiture. As of February 9, 2024, the shares and warrants were transferred and valued based on the trading prices of the stock and warrants and reclassified as permanent equity at total value of $1,606,279.

The key inputs into the Monte Carlo model for the non-redeemable common stock were as follows:

December 31,
Input	2023
Market price of public shares	$6.20
Probability of acquisition	100.0%
Equity volatility	12.0%
Discount for lack of marketability	8.0%
Discount for expected forfeiture	5.11%

The Earnout liability was, initially and as of February 9, 2024, valued using a Monte Carlo simulation to determine if and when the revenue hurdles would be achieved. The revenue volatility and revenue to equity correlation was based upon the same guideline public companies. The Monte Carlo simulation was performed simultaneously on both the share price and revenue to account for the correlation between revenue and equity.

The key inputs into the Monte Carlo model for the Earnout liability were as follows:

		February 9,
	March 31,	2024
Input	2024	(initial measurement)
Market price of public shares	$1.60	$10.26
Revenue volatility	15.00%	15.00%
Discount factor for revenue	96.9%	99.5%

The Conversion derivative, associated with Short-term notes, Long-Term notes, and the Chardan Note was accounted for as a liability in accordance with ASC 815-40. The Conversion derivative liability was measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of Conversion derivative liability in the condensed consolidated statements of operations.

On February 9, 2004, the Company issued short-term notes to the former officers and directors of Wilson-Davis. The terms of the short-term notes are as follows: (i) $5,000,000 in aggregate principal amount of notes due 90 days after the closing date; (ii) the short term notes accrue interest at 9% per annum, payable quarterly in arrears, in shares of Common Stock at a rate equal to 90% of the trailing seven-trading day VWAP prior to payment (or, at the Company’s option, cash) and are convertible at the option of the holder at any time during the continuance of an event of default, at a rate equal to 90% of the trailing seven-trading day VWAP prior to conversion; (iii) the short-term notes have a conversion feature that qualifies for derivative treatment in accordance with ASC 815-40. On February 9, 2024, the Company valued the derivatives using a Black-Scholes model which is considered to be a Level 3 fair value measurement. The key inputs into the Black-Scholes model for the Conversion derivative were as follows:

		February 9,
		2024
	March 31,	(initial
Input	2024	measurement)
Market price of public shares	$1.60	$10.26
Risk-free rate	5.49%	4.48%
Dividend yield	0.00%	0.00%
Volatility	10,274.0%	4,120.0%
Exercise price	$1.60	$10.26
Effective expiration date	5/9/2024	5/9/2024

(iv) The conversion feature is deemed to include an embedded derivative that requires bifurcation and separate account. As such, the Company ascertained the value of the conversion option as if separate from the convertible issuance and appropriately recorded that value as a derivative liability with the offset being a discount to the note. The discount will be amortized as interest expense over the term of the short-term note(s). The derivative liability will be revalued at each reporting period with the change being charged to the income statement. The original derivative liability – convertible notes valued at $487,329. On March 31, 2024, a Black-Scholes calculation was performed (see above chart) and the value of the fair value of the derivative liability – convertible notes increased $3,125,000 to $3,582,929. The original $487,929 discount will be amortized over the 90-day maturity. Through March 31, 2024, $276,153 had been amortized bringing the carrying amount of the short-term notes to $4,788,824.

On February 9, 2004, the Company issued long-term notes to the former officers and directors of Wilson-Davis. The terms of the long-term notes are as follows: (i) $7,971,197 in aggregate principal amount of notes due two years after the closing date; (ii) the long term notes accrue interest at 13% per annum, payable quarterly in arrears, in shares of Common Stock at a rate equal to 90% of the trailing seven-trading day VWAP prior to payment (or, at the Company’s option, cash) and are convertible at the option of the holder at any time commencing six months after the closing date, at a rate equal to 90% of the trailing seven-trading VWAP prior to conversion (or 85% if an event of default occurs and is continuing); (iii) the long-term notes have a conversion feature that qualifies for derivative treatment in accordance with ASC 815-40. On February 9, 2024, the Company valued the derivatives using a Black-Scholes model which is considered to be a Level 3 fair value measurement. The key inputs into the Black-Scholes model for the Conversion derivative were as follows:

		February 9,
		2024
	March 31,	(initial
Input	2024	measurement)
Market price of public shares	$1.60	$10.26
Risk-free rate	4.59%	4.48%
Dividend yield	0.00%	0.00%
Volatility	10,274%	41,200%
Exercise price	$1.60	$10.26
Effective expiration date	2/9/2026	2/9/2026

The conversion feature is deemed to include an embedded derivative that required bifurcation and separate accounting. As such, the Company ascertained the value of the conversion option as if separate from the convertible issuance and appropriately recorded that value as a derivative liability with the offset being a discount to the notes. The discount will be amortized as interest expense over the term of the note. The derivative liability will be revalued at each reporting period with the change being charged to Derivative liability – convertible notes. The derivative liability was valued at $404,483 on February 9, 2024. On March 31, 2024, the fair value of the derivative liability was updated with the value increasing $2,593,750 to $2,998,233. Through March 31, 2024, $12,640 had been amortized bringing the carrying amount of the note to $3,775,017.

In connection with the Closing, AtlasClear Holdings and Chardan agreed that the fee, in the amount of $7,043,750, payable by Quantum to Chardan upon the Closing pursuant to the terms of the business combination marketing agreement entered into in connection with Quantum’s IPO, would be waived in exchange for the issuance by AtlasClear Holdings to Chardan of a convertible promissory note in the aggregate principal amount of $4,150,000. The Chardan Note was issued by AtlasClear Holdings at the Closing. The Chardan Note has a stated maturity date of February 9, 2028. Interest accrues at a rate per annum equal to 13%, and is payable quarterly on the first day of each calendar quarter. On each interest payment date, the accrued and unpaid interest shall, at the election of AtlasClear Holdings, be either paid in cash or, subject to the satisfaction of certain conditions, in shares of Common Stock, at a rate equal to 85% of the VWAP for the trading day immediately prior to the applicable interest payment date. The Chardan Note is convertible, in whole or in part, into shares of Common Stock at the election of the holder at any time at a conversion price equal to 90% of the VWAP of the Common Stock for the trading day immediately preceding the applicable conversion date.

The Chardan Note qualifies for derivative treatment in accordance with ASC 814-40. On February 9, 2024, the Company valued the derivatives using a Black-Scholes model which is considered to be a Level 3 fair value measurement. The key inputs into the Black-Scholes model for the conversion derivative are as follows:

		February 9,
		2024
	March 31,	(initial
Input	2024	measurement)
Market price of public shares	$1.60	$10.26
Risk-free rate	4.31%	4.48%
Dividend yield	0.00%	0.00%
Volatility	166,681.0%	4,120.0%
Exercise price	$1.43	$10.26
Effective expiration date	2/9/2028	2/9/2028

In addition, on each conversion date AtlasClear Holdings is required to pay to Chardan in cash (or, at AtlasClear Holding’s option and subject to certain conditions, a combination of cash and Common Stock) all accrued interest on the Chardan Note and all interest that would otherwise accrue on the amount of the Note being converted if such converted amount would be held to three years after the applicable conversion date. The first quarterly interest payment due on the Chardan Note has not been paid as of the date of this filing.

On February 9, 2004, the Company issued a long-term note to Interest Solutions in the amount of $275,000. The Company also issued a long-term note to JonesTrading Institutional Services for $375,000. Both of the notes accrue interest at 13% per annum. The outstanding principal, together with any then unpaid and accrued interest and other amounts payable, shall be due and payable at the earlier of (i) when requested by the note holder on or after February 9, 2026, or (ii) when, upon the occurrence and during the continuance of an event of default. The conversion feature in the notes do not qualify for derivative treatment.

On February 9, 2004, the Company issued a long-term note to Funicular Funds in the amount of $6,000,000. The note accrues interest at 12.5% per annum. The outstanding principal, together with any then unpaid and accrued interest and other amounts payable, shall be due and payable at the earlier of (i) when requested by the note holder on or after February 9, 2025, or (ii) when, upon the occurrence and during the continuance of an event of default. The conversion feature in the note does not qualify for derivative treatment.

On February 9, 2024, the Registrant entered into a Subscription Agreement and Discharge Agreement with Winston & Strawn LLP (“Winston”) Calculator New Pubco, Inc. and Quantum, as described in Note 1. The Company has concluded that such liabilities are no longer an obligation of the Company and therefore qualify for extinguishment. The Subscription Agreement is considered a variable-share obligation under ASC Topic 480 (“Distinguishing Liabilities from Equity”). The Subscription Agreement meets the requirements for classification under ASC 480 and as a result is required to be accounted for as a liability under ASC 480 and is presented as such on the Consolidated Balance Sheets. The Company will record a change in fair value in each reporting period until settlement in its Consolidated Statement of Operations.

The following table presents the changes in the fair value of the Conversion derivative liability and the warrant liability:

	Private	Non-Redemption
	Placement	Agreement
	Warrants	Liability
Fair value as of December 31, 2023	$307,656	$1,441,653
Change in valuation inputs or other assumptions	307,656	164,626
Transferred to equity	—	(1,606,279)
Fair value as of March 31, 2024	$615,312	$—

	Conversion	Earnout
	derivative	Liability
Fair value as of December 31, 2023	$—	$—
Initial measurement as of February 9, 2024	1,668,730	10,963,000
Change in valuation inputs or other assumptions	10,700,750	220,000
Fair value as of March 31, 2024	$12,369,480	$11,183,000

There were no transfers between levels during the three months ended March 31, 2024 and 2023.

NOTE 10. FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

At December 31, 2023 and 2022, assets held in the Trust Account were comprised of $54,799,478 and $204,044,469, respectively, in money market funds which are primarily invested in U.S. Treasury securities. During the year ended December 31, 2023, the Company withdrew an amount of $1,374,898 in income from the Trust Account that will be used to pay franchise and income taxes. During the year ended December 31, 2022, the Company withdrew an amount of $351,474 in income from the Trust Account that will be used to pay franchise and income taxes.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,	December 31,
Description	Level	2023	2022
Assets:
Marketable securities held in Trust Account	1	$54,799,478	$204,044,469

Liabilities:
Warrant liability – Private Warrants	3	$307,656	$184,594
Non-redemption agreement liability	3	1,441,653	$—

The Private Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liability in the consolidated statements of operations.

The Private Placement Warrants were, initially and as of the end of each subsequent reporting period, valued using a lattice model, specifically a Black-Scholes model, which is considered to be a Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the Company’s Common Stock. The expected volatility of the Company’s Common Stock was determined based on the implied volatility of the publicly traded Public Warrants.

The key inputs into the Black-Scholes model for the Private Warrants were as follows:

	December 31,	December 31,
Input	2023	2022
Market price of public shares	$6.20	$10.05
Risk-free rate	3.77%	3.91%
Dividend yield	0.00%	0.00%
Volatility	12.0%	2.6%
Probability of a business combination	100.0%	4.5%
Exercise price	$11.50	$11.50
Effective expiration date	02/09/2029	02/09/2028

The non-redemption agreement liability was measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of non-redemption agreement liability in the consolidated statements of operations.

The non-redemption agreement liability is comprised of 235,180 shares of non-redeemable Common Stock and 235,180 Private Placement Warrants. The non-redeemable Common Stock was valued using a Monte Carlo model, which is considered to be a Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the non-redeemable Common Stock is equity volatility, probability of acquisition, the discount for marketability and discount for expected forfeiture.

The key inputs into the Monte Carlo model for the non-redeemable Common Stock were as follows:

	December 31,	August 1, 2023
Input	2023	(Initial Measurement)
Market price of public shares	$6.20	$10.57
Probability of acquisition	100.0%	82.0%
Equity volatility	12.0%	19.9%
Discount for lack of marketability	8.00%	3.0%
Discount for expected forfeiture	5.11%	5.1%

The PIPE derivative, associated with the terminated TradeStation merger agreement, was accounted for as a liability in accordance with ASC 815-40. The PIPE derivative liability was measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of PIPE derivative liability in the consolidated statements of operations.

The PIPE derivative was, initially and as of March 31, 2022, valued using a Monte Carlo model, which is considered to be a Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the PIPE derivative liability is the expected volatility of the Company’s Common Stock. The expected volatility of the Company’s Common Stock was determined based on the implied volatility of the publicly traded Public Warrants.

The PIPE derivative was terminated in congruence with the Company’s termination of the merger agreement with TradeStation, and as a result, the fair value was determined to be $0 as of December 31, 2022.

The following table presents the changes in the fair value of the PIPE derivative liability and the warrant liability:

	Private	Non-Redemption	PIPE
	Placement	Agreement	Derivative
	Warrants	Liability	Liability
Fair value as of December 31, 2022	$184,594	$—	$—
Initial measurement as of August 1, 2023	—	1,881,440	—
Change in valuation inputs or other assumptions	123,062	(439,787)	—
Fair value as of December 31, 2023	$307,656	$1,441,653	$—

		PIPE
	Private	Derivative
	Placement Warrants	Liability
Fair value as of December 31, 2021	$7,137,930	4,566,000
Change in valuation inputs or other assumptions	(6,953,336)	(4,566,000)
Fair value as of December 31, 2022	$184,594	—

There were no transfers between levels during the year ended December 31, 2023 and 2022.